Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION
5	SEGMENT INFORMATION

The Group has three reportable segments: Revenue from subscriptions, Revenue from advertisement, and Revenue from live events. Segments were identified based on the Group’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the business. The Premium service is a paid service in which customers can listen on demand and offline. Revenue for the Premium segment is generated through subscription fees. The Advertisement service is free to the user. The advertisement revenue segment is primarily generated through the sale of advertising across the Group’s content. Revenues from live events are generated from the sale of tickets, food and beverage & sponsorships. Royalty costs are primarily recorded in each segment based on specific rates for each segment agreed with the rights holders. The remaining cost of revenue items that are not specifically associated to either of the segments are allocated based on user activity in each segment. No operating segments have been aggregated to form the reportable segments.

Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2025	2024	2023
	USD	USD	USD
Revenue from subscription segment
Revenue	89,192,498	64,991,807	24,557,650
Cost of revenue	(119,275,038)	(92,457,957)	(21,344,236)
Segment gross (loss) / profit	(30,082,540)	(27,466,150)	3,213,414

Revenue from advertisement segment
Revenue	8,351,098	11,221,050	9,900,071
Cost of revenue	(3,734,317)	(7,444,133)	(3,855,840)
Segment gross profit	4,616,781	3,776,917	6,044,231

Revenue from live events segment
Revenue	1,760,930	1,880,548	6,922,719
Cost of revenue	(1,548,310)	(2,214,126)	(5,888,466)
Segment gross profit / (loss)	212,620	(333,578)	1,034,253

Consolidated
Revenue from external customers	99,304,526	78,093,405	41,380,440
Cost of revenue	(124,557,665)	(102,116,216)	(31,088,542)
Gross (loss) / profit	(25,253,139)	(24,022,811)	10,291,898

Reconciliation of gross (loss) / profit

Selling and marketing, operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall group basis. The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:

	2025	2024	2023
	USD	USD	USD

Gross (loss) / profit	(25,253,139)	(24,022,811)	10,291,898
Selling and marketing expenses	(26,095,652)	(19,268,175)	(8,369,739)
General and administrative expenses	(20,750,213)	(18,833,432)	(17,080,251)
Consultancy and professional fees	(1,375,651)	(1,215,572)	(1,725,675)
Government grants	1,101,295	1,800,478	2,325,960
Impairment of goodwill	-	(600,000)	-
Finance costs	(5,045,550)	(175,003)	(268,517)
Finance income	1,139,672	538,877	18,959
Other income	245,670	311,611	3,242,597
Share of loss of a joint venture	-	(8,383)	(213,805)
Loss on liquidation of joint venture	-	(354,595)	-
Impairment of intangible asset	(15,000,000)	-	-
Fair value change of warrants liabilities	173,859	1,624,868	(575,224)
Fair value of embedded derivative liability	3,597,955	(609,320)	-
Foreign exchange loss, net	587,493	(1,009,006)	(2,656,846)
Loss before tax	(86,674,261)	(61,820,463)	(15,010,643)

Revenue by market

	2025	2024	2023
	USD	USD	USD
KSA	30,252,825	24,939,060	9,655,639
UAE	20,834,812	14,454,073	11,830,985
Egypt	15,619,215	12,004,685	9,327,477
Qatar	5,303,508	6,282,966	713,111
Kuwait	8,568,448	5,936,379	1,265,485
Lebanon	4,602,799	3,062,121	3,456,823
Jordan	1,514,526	1,500,964	1,227,705
Others*	12,608,393	9,913,157	3,903,215
	99,304,526	78,093,405	41,380,440

Subscription revenue is attributed to a country based on where the membership originates. Advertising revenue is attributed to a country based on where the advertising campaign is viewed. Live events revenue is attributed to a country based on where the events occurred.

*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.